SCHEDULE OF ESTIMATED FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED ACQUISITION (Details) (Parenthetical)	Dec. 31, 2023 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Cash acquired for tangible assets	$ 51,432